Subsequent Events (Details)												6 Months Ended
	Sep. 01, 2024 USD ($)	Sep. 01, 2024 CNY (¥)	Aug. 22, 2024 USD ($)	May 10, 2024 USD ($) shares	May 08, 2024 $ / shares shares	Apr. 22, 2024 USD ($) $ / shares shares	Feb. 21, 2024 USD ($)	Feb. 21, 2024 CNY (¥)	Jan. 01, 2024 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Aug. 22, 2024 CNY (¥)	Jan. 01, 2024 CNY (¥)	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Subsequent Events [Line Items]
Received government subsidy													$ 2,886
Ordinary shares, shares issued (in Shares) | shares												6,207,500				5,000,000	5,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 0.00001				$ 0.00001	$ 0.00001
Short-term loan agreement												$ 1,407,441	$ 72,159
Restricted net assets, percentage																25.00%
Cash dividends										$ 350,000	¥ 2,500,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Lease period description	The lease period was from September 1, 2024 to August 31, 2025	The lease period was from September 1, 2024 to August 31, 2025
Monthly rental payments	$ 3,372	¥ 24,029
Lease term	12 months	12 months							12 months
Annual rental amount									$ 93,217						¥ 660,240
Parent Company [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																$ 0.00001	$ 0.00001
Restricted net assets, percentage																25.00%
Forecast [Member]
Subsequent Events [Line Items]
Received government subsidy			$ 560,000											¥ 4,000,000
Profit before tax			$ 560,000
Ordinary shares, shares issued (in Shares) | shares						1,050,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 4
Gross proceeds						$ 4,200,000
Received net proceeds						$ 1,350,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period (in Shares) | shares					157,500
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares					$ 4
Excess Stock, Shares Issued (in Shares) | shares				157,500
Payments of Stock Issuance Costs				$ 630,000
Proceeds from Debt, Net of Issuance Costs				$ 570,000
Short-term loan agreement							$ 280,000	¥ 2,000,000
Unsecured short-term loan agreement							$ 1,400,000	¥ 10,000,000
Annual interest rate, percentage							2.95%	2.95%
Maturity date							Feb. 20, 2025	Feb. 20, 2025